Sarah R. Crespi State Street 1 Lincoln Street Mail Stop SUM0703 Boston, MA 02111 Tel +1 617 662 2641 Sarah.Crespi@StateStreet.com

May 8, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Ladies and Gentlemen:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Statement of Additional Information for the iShares ESG MSCI USA Leaders ETF, dated May 6, 2019, does not differ from that contained in Post-Effective Amendment No. 2,111 to the Trust’s Registration Statement on Form N-1A, filed electronically on May 6, 2019.

If you have any questions, please do not hesitate to contact Benjamin J. Haskin of Willkie Farr & Gallagher LLP at (202) 303-1124.

Yours truly,

/s/ Sarah R. Crespi
Sarah R. Crespi
Assistant Secretary

cc:	Benjamin J. Haskin, Esq.